Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets, Liabilities and Transactions in Foreign Currencies

As of December 31, 2018 and 2017, assets and liabilities denominated in foreign currencies, expressed in mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2018
U.S. dollars	14,572	—	2,985	43,411
Euros	—	—	93	—
As of December 31, 2017
U.S. dollars	5,852	—	2,783	53,093
Euros	—	—	1,547	—

As of year ended December 31, 2018, 2017 and 2016 transactions denominated in foreign currencies, expressed in mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2018 U.S. dollars	1,481	18,129	2,223	2,161
Year ended December 31, 2018 Euros	—	—	—	—
Year ended December 31, 2017 U.S. dollars	653	13,381	2,454	1,544
Year ended December 31, 2017 Euros	—	18	—	—
Year ended December 31, 2016 U.S. dollars	736	13,242	2,235	1,796